SEGMENT REPORTING	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Segment Reporting [Abstract]
SEGMENT REPORTING

17. SEGMENT REPORTING

ASC 280, “Segment Reporting” establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organization structure as well as information about services categories, business segments and major customers in financial statements. The Company has three reportable segments based on business unit, Fintech, RPA and Regtech businesses and two reportable segments based on country, Malaysia and Non-Malaysia.

The Company adopted the ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures”, which expands annual and interim disclosure requirements for reportable segments, primarily through enhanced disclosures about significant segment expenses.

In accordance with the “Segment Reporting” Topic of the ASC, the Company’s chief operating decision maker has been identified as the Chief Executive Officer and President, who reviews operating results to make decisions about allocating resources and assessing performance for the entire Company. Existing guidance, which is based on a management approach to segment reporting, establishes requirements to report selected segment information quarterly and to report annually entity-wide disclosures about products and services, major customers, and the countries in which the entity holds material assets and reports revenue. All material operating units qualify for aggregation under “Segment Reporting” due to their similar customer base and similarities in economic characteristics; nature of products and services; and procurement, manufacturing and distribution processes.

	For the Nine Months Ended and As of September 30, 2025
By Business Unit	Fintech	Regtech	RPA	Total
Revenue	$1,259,162	$1,488,384	$457,312	$3,204,858

Cost of revenue	(809,867)	(893,493)	(459,455)	(2,162,815)

Gross profit	$449,295	$594,891	$(2,143)	$1,042,043

Share of loss from operation of associate	-	(118)	-	(118)

Selling, general and administrative expenses and other income	(391,947)	(686,698)	(290,044)	(1,368,689)

Loss from operations	$57,348	$(91,925)	$(292,187)	$(326,764)

Total assets	$1,159,937	$2,032,230	$858,362	$4,050,529
Capital expenditure	$11,441	$20,045	$8,467	$39,953

	For the Nine Months Ended and As of September 30, 2025
By Country	Malaysia	Non-Malaysia	Total
Revenue	$3,204,858	$-	$3,204,858

Cost of revenue	(2,162,815)	-	(2,162,815)

Gross profit	$1,042,043	$-	$1,042,043

Share of loss from operation of associate	(118)	-	(118)

Selling, general and administrative expenses and other income	(1,060,317)	(308,372)	(1,368,689)

Loss from operations	$(18,392)	$(308,372)	$(326,764)

Total assets	$4,017,442	$33,087	$4,050,529
Capital expenditure	$39,953	$-	$39,953

	For the Nine Months Ended and As of September 30, 2024
By Business Unit	Fintech	Regtech	RPA	Total
Revenue	$988,436	$901,311	$204,841	$2,094,588

Cost of revenue	(539,252)	(352,247)	(588,137)	(1,479,636)

Gross profit	$449,184	$549,064	$(383,296)	$614,952

Share of loss from operation of associate	-	(41,751)	-	(41,751)

Selling, general and administrative expenses and other income	(308,236)	(335,145)	(320,468)	(963,849)

Loss from operations	$140,948	$172,168	$(703,764)	$(390,648)

Total assets	$1,194,048	$1,298,290	$1,241,431	$3,733,769
Capital expenditure	$33,559	$36,489	$34,891	$104,939

	For the Nine Months Ended and As of September 30, 2024
By Country	Malaysia	Non-Malaysia	Total
Revenue	$2,094,588	$-	$2,094,588

Cost of revenue	(1,479,636)	-	(1,479,636)

Gross profit	$614,952	$-	$614,952

Share of loss from operation of associate	(41,751)	-	(41,751)

Selling, general and administrative expenses and other income	(832,765)	(131,084)	(963,849)

Loss from operations	(259,564)	(131,084)	(390,648)

Total assets	$3,692,978	$40,791	$3,733,769
Capital expenditure	$104,939	$-	$104,939

17. SEGMENT REPORTING

ASC 280, “Segment Reporting” establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organization structure as well as information about services categories, business segments and major customers in financial statements. The Company has three reportable segments based on business unit, Fintech, RPA and Regtech businesses and two reportable segments based on country, Malaysia and Non-Malaysia.

The Company adopted the ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures”, which expands annual and interim disclosure requirements for reportable segments, primarily through enhanced disclosures about significant segment expenses.

In accordance with the “Segment Reporting” Topic of the ASC, the Company’s chief operating decision maker has been identified as the Chief Executive Officer and President, who reviews operating results to make decisions about allocating resources and assessing performance for the entire Company. Existing guidance, which is based on a management approach to segment reporting, establishes requirements to report selected segment information quarterly and to report annually entity-wide disclosures about products and services, major customers, and the countries in which the entity holds material assets and reports revenue. All material operating units qualify for aggregation under “Segment Reporting” due to their similar customer base and similarities in economic characteristics; nature of products and services; and procurement, manufacturing and distribution processes.

	For the Year Ended and As of December 31, 2024
By Business Unit	Fintech	Regtech	RPA	Total
Revenue	$1,257,270	$1,801,730	$323,432	$3,382,432

Cost of revenue	(680,714)	(844,455)	(433,463)	(1,958,632)

Gross profit	$576,556	$957,275	$(110,031)	$1,423,800

Share of loss from operation of associate	-	(4,032)	(5,811)	(9,843)

Selling, general and administrative expenses and other income	(475,263)	(631,910)	(349,761)	(1,456,934)

Loss from operations	101,293	321,333	(465,603)	(42,977)

Total assets	$1,357,920	$1,805,491	$999,429	$4,162,840
Capital expenditure	$45,127	$60,002	$33,214	$138,343

	For the Year Ended and As of December 31, 2024
By Country	Malaysia	Non-Malaysia	Total
Revenue	$3,382,432	$-	$3,382,432

Cost of revenue	(1,958,632)	-	(1,958,632)

Gross profit	$1,423,800	$-	$1,423,800

Share of loss from operation of associate	(9,843)	-	(9,843)

Selling, general and administrative expenses and other income	(1,229,726)	(227,208)	(1,456,934)

Profit/(Loss) from operations	184,231	(227,208)	(42,977)

Total assets	$4,127,080	$35,760	$4,162,840
Capital expenditure	$138,343	$-	$138,343

	For the Year Ended and As of December 31, 2023
By Business Unit	Fintech	Regtech	RPA	Total
Revenue	$1,444,946	$1,356,969	$307,600	$3,109,515

Cost of revenue	(796,421)	(646,251)	(265,662)	(1,708,334)

Gross profit	$648,525	$710,718	$41,938	$1,401,181

Share of loss from operation of associate	-	-	(152)	(152)

Selling, general and administrative expenses and other income	(611,142)	(414,730)	(259,868)	(1,285,740)

Profit from operations	37,383	295,988	(218,082)	115,289

Total assets	$1,783,875	$1,210,566	$758,533	$3,752,974
Capital expenditure	$15,438	$10,476	$6,565	$32,479

	For the Year Ended and As of December 31, 2023
By Country	Malaysia	Non-Malaysia	Total
Revenue	$3,109,515	$-	$3,109,515

Cost of revenue	(1,708,334)	-	(1,708,334)

Gross profit	$1,401,181	$-	$1,401,181

Share of loss from operation of associate	(152)	-	(152)

Selling, general and administrative expenses and other income	(1,039,411)	(246,329)	(1,285,740)

Profit/(Loss) from operations	361,618	(246,329)	115,289

Total assets	$3,717,927	$35,047	$3,752,974
Capital expenditure	$32,479	$-	$32,479